Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Jan. 31, 2023	Jan. 31, 2022
Property, Plant and Equipment [Line Items]
Cash				$ 0
Capitalization of long-lived assets			$ 500
Shares of convertible debt			357,905
Equity Option [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities	658,760	178,760
Warrant [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities	14,254,813	2,184,185
Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Common shares attributable to conversion of debt securities	0	487,812
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life			7 years